First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 20.0%
	Automobiles – 0.3%
134,551	Ford Motor Co. (a)	6.50%	08/15/62	$3,343,592
	Banks – 2.2%
227,073	Bank of America Corp., Series KK (b)	5.38%	(c)	5,431,586
49,151	Bank of America Corp., Series SS (b)	4.75%	(c)	1,053,306
6,751	JPMorgan Chase & Co., Series LL	4.63%	(c)	143,796
127,924	KeyCorp (b) (d)	6.20%	(c)	2,859,101
237,037	Pinnacle Financial Partners, Inc., Series B (b)	6.75%	(c)	5,731,555
89,691	US Bancorp, Series K (b)	5.50%	(c)	2,192,945
1,289	Wells Fargo & Co., Series AA	4.70%	(c)	26,657
25,769	Wells Fargo & Co., Series Z	4.75%	(c)	535,480
116,805	WesBanco, Inc., Series A (b) (d)	6.75%	(c)	2,857,050
162,031	Wintrust Financial Corp., Series E (b) (d)	6.88%	(c)	3,981,102
				24,812,578
	Capital Markets – 1.5%
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	563,956
173,946	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,965,779
472,118	Carlyle Finance LLC	4.63%	05/15/61	9,437,639
187,198	KKR Group Finance Co., IX LLC	4.63%	04/01/61	3,706,520
6,533	Oaktree Capital Group LLC, Series A	6.63%	(c)	150,259
12,862	Oaktree Capital Group LLC, Series B	6.55%	(c)	292,096
				17,116,249
	Consumer Finance – 0.1%
5,099	Capital One Financial Corp., Series I	5.00%	(c)	103,612
90,291	Capital One Financial Corp., Series J (b)	4.80%	(c)	1,750,742
				1,854,354
	Diversified REITs – 0.3%
168,343	Global Net Lease, Inc., Series A (a)	7.25%	(c)	3,504,901
	Diversified Telecommunication Services – 0.4%
234,029	AT&T, Inc., Series C (b)	4.75%	(c)	4,933,331
	Electric Utilities – 1.2%
84,770	SCE Trust IV, Series J (b) (d)	5.38%	(c)	1,935,299
65,945	SCE Trust V, Series K (b) (d)	5.45%	(c)	1,591,253
38,321	SCE Trust VI	5.00%	(c)	765,653
383,132	SCE Trust VII, Series M (b)	7.50%	(c)	10,076,372
				14,368,577
	Financial Services – 1.2%
468,779	Equitable Holdings, Inc., Series A (b)	5.25%	(c)	10,444,396
18,343	Jackson Financial, Inc. (b) (d)	8.00%	(c)	495,628
104,512	Voya Financial, Inc., Series B (b) (d)	5.35%	(c)	2,499,927
				13,439,951
	Food Products – 0.1%
45,964	CHS, Inc., Series 3 (b) (d)	6.75%	(c)	1,144,504
	Gas Utilities – 0.3%
281,492	South Jersey Industries, Inc.	5.63%	09/16/79	3,438,425
	Independent Power & Renewable Electricity Producers – 0.6%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	3,820,509

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers (Continued)
161,321	Brookfield Renewable Partners, L.P., Series 17 (b)	5.25%	(c)	$2,823,117
				6,643,626
	Insurance – 8.6%
441,475	AEGON Funding Co., LLC (b)	5.10%	12/15/49	9,805,160
548,077	American Equity Investment Life Holding Co., Series A (b) (d)	5.95%	(c)	12,677,021
259,357	American Equity Investment Life Holding Co., Series B (b) (d)	6.63%	(c)	6,533,203
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,020,909
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,283,488
192,000	Arch Capital Group Ltd., Series G (b)	4.55%	(c)	3,903,360
14,128	Argo Group International Holdings, Inc. (d)	7.00%	(c)	335,681
66,549	Aspen Insurance Holdings Ltd. (b)	5.63%	(c)	1,442,117
346,650	Aspen Insurance Holdings Ltd. (b)	5.63%	(c)	7,238,052
85,647	Athene Holding Ltd., Series A (b) (d)	6.35%	(c)	2,036,686
52,936	Athene Holding Ltd., Series D	4.88%	(c)	973,493
566,049	Athene Holding Ltd., Series E (b) (d)	7.75%	(c)	14,745,576
133,393	CNO Financial Group, Inc.	5.13%	11/25/60	2,301,029
584,250	Delphi Financial Group, Inc., 3 Mo. CME Term SOFR + CSA + 3.19% (a) (b) (e)	8.83%	05/15/37	14,141,771
415,053	F&G Annuities & Life, Inc.	7.95%	12/15/53	10,911,743
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,398,836
114,588	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	2,095,815
				98,843,940
	Mortgage Real Estate Investment Trusts – 0.1%
32,675	AGNC Investment Corp., Series F (d)	6.13%	(c)	754,466
	Multi-Utilities – 0.7%
112,073	Algonquin Power & Utilities Corp., Series 19-A (a) (b) (d)	6.20%	07/01/79	2,776,048
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,455,217
84,780	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	1,475,172
5,032	Sempra	5.75%	07/01/79	124,441
				7,830,878
	Oil, Gas & Consumable Fuels – 0.4%
33,968	Energy Transfer, L.P., Series E (b) (d)	7.60%	(c)	849,879
129,998	NuStar Energy, L.P., Series A, 3 Mo. CME Term SOFR + CSA + 6.77% (e)	12.41%	(c)	3,356,549
				4,206,428
	Real Estate Management & Development – 1.2%
299,946	Brookfield Property Partners, L.P., Series A	5.75%	(c)	3,476,374
354,838	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	4,506,443
383,981	Brookfield Property Preferred, L.P.	6.25%	07/26/81	4,987,913
23,528	DigitalBridge Group, Inc., Series I (b)	7.15%	(c)	539,968
1,939	DigitalBridge Group, Inc., Series J	7.13%	(c)	44,500
				13,555,198
	Specialized REITs – 0.0%
17,466	National Storage Affiliates Trust, Series A (b)	6.00%	(c)	407,482
	Wireless Telecommunication Services – 0.8%
142,257	United States Cellular Corp.	6.25%	09/01/69	2,967,481
34,300	United States Cellular Corp.	5.50%	03/01/70	634,893

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services (Continued)
289,505	United States Cellular Corp.	5.50%	06/01/70	$5,312,417
				8,914,791
	Total $25 Par Preferred Securities			229,113,271
	(Cost $259,991,012)
$1,000 PAR PREFERRED SECURITIES – 3.6%
	Banks – 3.6%
7,627	Bank of America Corp., Series L	7.25%	(c)	9,288,542
26,113	Wells Fargo & Co., Series L	7.50%	(c)	31,596,730
	Total $1,000 Par Preferred Securities			40,885,272
	(Cost $45,150,078)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Mortgage Real Estate Investment Trusts – 1.1%
12	FT Real Estate Securities Co., Inc. (f) (g) (h)	9.50%	(c)	12,660,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 119.8%
	Banks – 62.5%
$7,900,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	9.38%	(c)	8,396,270
18,100,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (d) (i)	6.50%	(c)	17,737,497
5,700,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.50%	(c)	5,436,458
8,000,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.63%	(c)	7,815,000
7,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.38%	(c)	7,314,440
10,800,000	Banco Santander S.A. (d) (i)	4.75%	(c)	9,318,859
9,800,000	Banco Santander S.A. (d) (i) (k)	7.50%	(c)	9,804,900
26,800,000	Banco Santander S.A. (b) (d) (i)	9.63%	(c)	28,420,435
11,400,000	Banco Santander S.A. (b) (d) (i)	9.63%	(c)	12,255,000
29,385,000	Bank of America Corp., Series TT (b) (d)	6.13%	(c)	29,335,063
1,360,000	Bank of America Corp., Series X (b) (d)	6.25%	(c)	1,358,146
16,920,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	17,548,646
19,466,000	Bank of Nova Scotia (The) (d)	8.00%	01/27/84	19,823,045
1,300,000	Barclays PLC (d) (i)	4.38%	(c)	1,017,729
12,000,000	Barclays PLC (b) (d) (i)	8.00%	(c)	11,977,714
34,670,000	Barclays PLC (b) (d) (i)	8.00%	(c)	33,623,358
8,700,000	Barclays PLC (d)	9.63%	(c)	8,982,254
8,550,000	BBVA Bancomer S.A. (a) (d) (i) (j)	5.88%	09/13/34	7,964,771
9,900,000	BBVA Bancomer S.A. (d) (i) (j)	8.45%	06/29/38	10,340,144
12,800,000	BNP Paribas S.A. (d) (i) (j)	4.63%	(c)	10,426,902
17,710,000	BNP Paribas S.A. (b) (d) (i) (j)	7.75%	(c)	17,932,137
23,200,000	BNP Paribas S.A. (b) (d) (i) (j)	8.50%	(c)	24,080,626
4,000,000	BNP Paribas S.A. (b) (d) (i) (j)	9.25%	(c)	4,270,340
2,314,000	Citigroup, Inc. (b) (d)	3.88%	(c)	2,137,956
21,800,000	Citigroup, Inc. (b) (d)	7.38%	(c)	22,219,955
6,200,000	Citigroup, Inc. (b) (d)	7.63%	(c)	6,354,079
9,351,000	Citigroup, Inc., Series M (b) (d)	6.30%	(c)	9,325,105
8,600,000	Citigroup, Inc., Series P (b) (d)	5.95%	(c)	8,497,313
6,500,000	Citizens Financial Group, Inc., Series F (b) (d)	5.65%	(c)	6,357,671
607,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(c)	538,713
25,000,000	CoBank ACB, Series I (b) (d)	6.25%	(c)	24,430,771
9,695,000	CoBank ACB, Series K (b) (d)	6.45%	(c)	9,539,880
2,800,000	Commerzbank AG (d) (i) (k)	7.00%	(c)	2,706,178

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$4,940,000	Danske Bank A.S. (b) (d) (i) (k)	7.00%	(c)	$4,912,459
3,450,000	Farm Credit Bank of Texas, Series 3 (a) (d) (j)	6.20%	(c)	3,191,250
7,500,000	Farm Credit Bank of Texas, Series 4 (b) (d) (j)	5.70%	(c)	7,200,000
4,706,000	Fifth Third Bancorp, Series L (b) (d)	4.50%	(c)	4,458,592
25,100,000	HSBC Holdings PLC (b) (d) (i)	8.00%	(c)	26,186,604
10,920,000	ING Groep N.V. (b) (d) (i)	6.50%	(c)	10,687,266
12,900,000	ING Groep N.V. (d) (i) (k)	7.50%	(c)	12,823,245
28,550,000	Intesa Sanpaolo S.p.A. (b) (d) (i) (j)	7.70%	(c)	28,169,269
4,600,000	Lloyds Banking Group PLC (b) (d) (i)	6.75%	(c)	4,483,264
17,912,000	Lloyds Banking Group PLC (b) (d) (i)	7.50%	(c)	17,526,874
26,067,000	Lloyds Banking Group PLC (b) (d) (i)	8.00%	(c)	25,621,455
648,000	M&T Bank Corp., Series F (d)	5.13%	(c)	593,452
10,150,000	NatWest Group PLC (b) (d) (i)	8.00%	(c)	10,196,588
9,934,000	PNC Financial Services Group (The), Inc., Series U (b) (d)	6.00%	(c)	9,520,449
8,636,000	PNC Financial Services Group (The), Inc., Series V (b) (d)	6.20%	(c)	8,480,408
14,390,000	PNC Financial Services Group (The), Inc., Series W (b) (d)	6.25%	(c)	13,704,909
24,100,000	Societe Generale S.A. (d) (i) (j)	5.38%	(c)	19,750,955
20,300,000	Societe Generale S.A. (b) (d) (i) (j)	9.38%	(c)	21,116,669
8,000,000	Societe Generale S.A. (b) (d) (i) (j)	10.00%	(c)	8,555,176
18,565,000	Standard Chartered PLC (d) (i) (j)	4.30%	(c)	14,953,046
65,000	Standard Chartered PLC (d) (k)	7.01%	(c)	66,769
5,300,000	Standard Chartered PLC (b) (d) (i) (j)	7.75%	(c)	5,401,521
2,200,000	Svenska Handelsbanken AB (d) (i) (k)	4.75%	(c)	1,865,123
1,000,000	Swedbank AB (d) (i) (k)	7.63%	(c)	1,003,402
2,779,000	Texas Capital Bancshares, Inc. (b) (d)	4.00%	05/06/31	2,562,138
22,000,000	Toronto-Dominion Bank (The) (a) (b) (d)	8.13%	10/31/82	22,904,838
15,601,000	UniCredit S.p.A. (b) (d) (i) (k)	8.00%	(c)	15,596,538
5,000,000	UniCredit S.p.A. (a) (d) (j)	5.46%	06/30/35	4,692,045
13,000,000	Wells Fargo & Co. (b) (d)	7.63%	(c)	13,650,364
				717,162,023
	Capital Markets – 7.0%
12,296,000	Apollo Management Holdings, L.P. (a) (b) (d) (j)	4.95%	01/14/50	11,631,216
9,300,000	Ares Finance Co. III LLC (a) (b) (d) (j)	4.13%	06/30/51	8,329,809
15,772,000	Charles Schwab (The) Corp., Series G (b) (d)	5.38%	(c)	15,588,455
1,500,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(c)	1,247,104
660,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(c)	600,614
2,200,000	Charles Schwab (The) Corp., Series K (b) (d)	5.00%	(c)	2,050,306
28,250,000	Credit Suisse Group AG, Claim (l) (m)			3,248,750
6,400,000	Credit Suisse Group AG, Claim (l) (m)			736,000
15,730,000	Credit Suisse Group AG, Claim (l) (m)			1,808,950
19,220,000	Credit Suisse Group AG, Claim (l) (m)			2,210,300
20,500,000	Deutsche Bank AG, Series 2020 (b) (d) (i)	6.00%	(c)	18,663,815
7,900,000	Goldman Sachs Group (The), Inc., Series W (b) (d)	7.50%	(c)	8,317,666
2,000,000	Macquarie Bank Ltd. (d) (i) (j)	6.13%	(c)	1,905,225
4,064,000	State Street Corp., Series I (d)	6.70%	(c)	4,063,994
				80,402,204
	Construction Materials – 0.7%
7,800,000	Cemex SAB de CV (d) (j)	9.13%	(c)	8,314,574
	Consumer Finance – 0.4%
4,604,000	Ally Financial, Inc., Series B (d)	4.70%	(c)	3,745,755
1,835,000	Ally Financial, Inc., Series C (d)	4.70%	(c)	1,399,188
				5,144,943

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities – 1.8%
$7,950,000	American Electric Power Co., Inc. (a) (b) (d)	3.88%	02/15/62	$7,029,823
1,377,000	Edison International, Series A (b) (d)	5.38%	(c)	1,328,301
6,976,000	Emera, Inc., Series 16-A (a) (d)	6.75%	06/15/76	6,861,934
5,110,000	Southern California Edison Co., Series E, 3 Mo. CME Term SOFR + CSA + 4.20% (b) (e)	9.77%	(c)	5,141,994
				20,362,052
	Financial Services – 4.3%
15,000,000	American AgCredit Corp. (b) (d) (j)	5.25%	(c)	14,100,000
9,350,000	Capital Farm Credit ACA, Series 1 (b) (d) (j)	5.00%	(c)	8,882,500
3,800,000	Compeer Financial ACA (b) (d) (j)	4.88%	(c)	3,629,000
22,150,000	Corebridge Financial, Inc. (a) (b) (d)	6.88%	12/15/52	22,237,836
				48,849,336
	Food Products – 4.4%
6,000,000	Dairy Farmers of America, Inc. (b) (f)	7.13%	(c)	5,625,000
7,329,000	Land O’Lakes Capital Trust I (a) (b)	7.45%	03/15/28	7,110,156
10,000,000	Land O’Lakes, Inc. (a) (b) (j)	7.25%	(c)	7,900,000
33,000,000	Land O’Lakes, Inc. (b) (j)	8.00%	(c)	29,370,000
				50,005,156
	Insurance – 18.2%
3,000,000	Aegon N.V. (a) (d)	5.50%	04/11/48	2,905,514
17,585,000	Assurant, Inc. (a) (b) (d)	7.00%	03/27/48	17,937,941
5,150,000	Assured Guaranty Municipal Holdings, Inc. (a) (d) (j)	6.40%	12/15/66	4,683,977
11,232,000	AXIS Specialty Finance LLC (a) (b) (d)	4.90%	01/15/40	9,695,957
4,000,000	CNP Assurances SACA (d) (k)	4.88%	(c)	3,262,980
8,704,000	Enstar Finance LLC (a) (b) (d)	5.75%	09/01/40	8,360,005
17,149,000	Enstar Finance LLC (a) (b) (d)	5.50%	01/15/42	15,171,274
15,300,000	Fortegra Financial Corp. (a) (b) (d) (f)	8.50%	10/15/57	14,496,750
26,121,000	Global Atlantic Fin Co. (a) (b) (d) (j)	4.70%	10/15/51	23,276,448
29,237,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (b) (e) (j)	7.77%	02/12/47	25,315,251
8,183,000	Kuvare US Holdings, Inc. (b) (d) (j)	7.00%	02/17/51	8,326,203
2,000,000	La Mondiale SAM (b) (d) (k)	5.88%	01/26/47	1,964,120
9,500,000	Lancashire Holdings Ltd. (b) (d) (k)	5.63%	09/18/41	8,266,976
11,204,000	Liberty Mutual Group, Inc. (a) (b) (d) (j)	4.13%	12/15/51	9,838,384
2,465,000	Liberty Mutual Group, Inc. (j)	4.30%	02/01/61	1,605,607
5,125,000	Lincoln National Corp., Series C (b) (d)	9.25%	(c)	5,601,036
2,442,000	Nationwide Financial Services Capital Trust (a) (m)	7.90%	03/01/37	2,496,945
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,853,989
16,684,000	Prudential Financial, Inc. (a) (d)	6.00%	09/01/52	16,633,455
14,500,000	QBE Insurance Group Ltd. (b) (d) (j)	5.88%	(c)	14,311,881
9,765,000	QBE Insurance Group Ltd. (b) (d) (k)	6.75%	12/02/44	9,764,912
2,000,000	QBE Insurance Group Ltd. (b) (d) (k)	5.88%	06/17/46	1,969,950
				208,739,555
	Multi-Utilities – 4.0%
28,281,000	Algonquin Power & Utilities Corp. (a) (b) (d)	4.75%	01/18/82	24,491,994
24,890,000	Sempra (b) (d)	4.13%	04/01/52	22,037,606
				46,529,600
	Oil, Gas & Consumable Fuels – 11.2%
27,810,000	Enbridge, Inc. (a) (b) (d)	6.25%	03/01/78	26,585,921
8,800,000	Enbridge, Inc. (b) (d)	8.50%	01/15/84	9,430,036

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$15,490,000	Enbridge, Inc., Series 16-A (a) (b) (d)	6.00%	01/15/77	$14,934,772
15,150,000	Enbridge, Inc., Series 20-A (b) (d)	5.75%	07/15/80	14,195,886
4,090,000	Energy Transfer, L.P. (d)	8.00%	05/15/54	4,235,093
2,543,000	Energy Transfer, L.P., Series B (b) (d)	6.63%	(c)	2,302,555
11,909,000	Energy Transfer, L.P., Series F (b) (d)	6.75%	(c)	11,678,618
18,200,000	Energy Transfer, L.P., Series G (b) (d)	7.13%	(c)	17,638,544
2,000,000	Energy Transfer, L.P., Series H (b) (d)	6.50%	(c)	1,937,557
494,000	Enterprise Products Operating LLC (d)	5.38%	02/15/78	461,532
21,650,000	Transcanada Trust (a) (b) (d)	5.50%	09/15/79	19,364,693
6,450,000	Transcanada Trust (a) (b) (d)	5.60%	03/07/82	5,670,517
				128,435,724
	Retail REITs – 0.6%
1,200,000	Scentre Group Trust 2 (a) (d) (j)	4.75%	09/24/80	1,144,332
6,450,000	Scentre Group Trust 2 (a) (b) (d) (j)	5.13%	09/24/80	5,918,896
				7,063,228
	Trading Companies & Distributors – 4.7%
35,945,000	AerCap Holdings N.V. (b) (d)	5.88%	10/10/79	35,724,197
4,863,000	Air Lease Corp., Series B (b) (d)	4.65%	(c)	4,507,931
15,335,000	Aircastle Ltd. (b) (d) (j)	5.25%	(c)	13,514,047
				53,746,175
	Total Capital Preferred Securities			1,374,754,570
	(Cost $1,451,329,586)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.6%
	Insurance – 2.6%
29,795,925	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (a) (b) (j) (n)	7.63%	10/15/25	30,086,055
	(Cost $30,017,353)

	Total Investments – 147.1%	1,687,499,168
	(Cost $1,802,478,029)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (8.7)%
(100,000,000)	Scotia Bank, due 4/28/24, 1 month CME Term SOFR + CSA + 65bps	(100,000,000)
	Outstanding Loan – (40.3)%	(462,200,000)
	Net Other Assets and Liabilities – 1.9%	22,172,769
	Net Assets – 100.0%	$1,147,471,937

(a)
This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds. The remaining contractual maturity of the agreement is between 30-90 days. At January 31, 2024, securities noted as such are valued at $211,000,481.

(b)	All or a portion of this security serves as collateral on the outstanding loan. At January 31, 2024, the segregated value of these securities amounts to $865,960,950.
(c)	Perpetual maturity.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	Floating or variable rate security.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2024, securities noted as such are valued at $12,660,000 or 1.1% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2024, securities noted as such amounted to $480,257,252 or 28.1% of managed assets. Of these securities, 8.1% originated in emerging markets, and 91.9% originated in foreign markets.

(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge
Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At January 31, 2024, securities noted as such amounted to $440,694,154 or 38.4% of net assets.

(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Claim pending with the administrative court of Switzerland.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(n)
These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum
(“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 01, 2023 to January 31,
2024).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$3,438,425	$—	$3,438,425	$—
Insurance	98,843,940	74,998,936	23,845,004	—
Other Industry Categories*	126,830,906	126,830,906	—	—
$1,000 Par Preferred Securities*	40,885,272	40,885,272	—	—
$1,000,000 Par Preferred Securities*	12,660,000	—	—	12,660,000
Capital Preferred Securities*	1,374,754,570	—	1,374,754,570	—
Foreign Corporate Bonds and Notes*	30,086,055	—	30,086,055	—
Total Investments	$1,687,499,168	$242,715,114	$1,432,124,054	$12,660,000

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$(100,000,000)	$—	$(100,000,000)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2023
$1,000,000 Par Preferred Securities	$12,480,000
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	180,000
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2024
$1,000,000 Par Preferred Securities	12,660,000
Total Level 3 holdings	$12,660,000

There was a net change of $180,000 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2024.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Restricted Securities
As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Sub-Advisor deemed illiquid, pursuant to procedures adopted by the Fund’s Board of Trustees.
Security	Acquisition Date	Par Amount/ Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$93.75	$6,000,000	$5,625,000	0.49%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	94.75	15,343,518	14,496,750	1.26
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,055,000.00	15,990,000	12,660,000	1.10
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	97.01	7,606,833	7,110,156	0.62
				$44,940,351	$39,891,906	3.47%